FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Concentration of Currency Risk) (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NIS per $1
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange rate per dollar	3.215	3.456	3.748
Percentage increase (decrease) in USD exchange rate	(7.00%)	(7.80%)
Euro per $1
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange rate per dollar	0.815	0.891	0.873
Percentage increase (decrease) in USD exchange rate	(8.50%)	2.10%